Average balance sheet and interest rates - Variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Average balance sheet and interest rates
Interest income - Change Due to Volume	$ 661	$ 910
Interest income - Change Due to Rate	(6,836)	(259)
Total change in interest income	(6,175)	651
Interest expense - Change Due to Volume	165	513
Interest expense - Change Due to Rate	(6,129)	(264)
Total change in interest expense	(5,964)	249
Net interest income - Change Due to Volume	496	397
Net interest income - Change Due to Rate	(707)	5
Total change in net interest income	(211)	402
Australia
Average balance sheet and interest rates
Net interest income - Change Due to Volume	356	242
Net interest income - Change Due to Rate	(298)	40
Total change in net interest income	58	282
New Zealand
Average balance sheet and interest rates
Net interest income - Change Due to Volume	129	174
Net interest income - Change Due to Rate	(246)	(70)
Total change in net interest income	(117)	104
Other overseas
Average balance sheet and interest rates
Net interest income - Change Due to Volume	11	(19)
Net interest income - Change Due to Rate	(163)	35
Total change in net interest income	(152)	16
Collateral received | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	11	(5)
Interest expense - Change Due to Rate	(41)	9
Total change in interest expense	(30)	4
Collateral received | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	4	1
Interest expense - Change Due to Rate	(9)	1
Total change in interest expense	(5)	2
Collateral received | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	22	11
Interest expense - Change Due to Rate	(18)	(5)
Total change in interest expense	4	6
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	167	66
Interest expense - Change Due to Rate	(3,445)	(351)
Total change in interest expense	(3,278)	(285)
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	54	78
Interest expense - Change Due to Rate	(407)	(39)
Total change in interest expense	(353)	39
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(16)	(6)
Interest expense - Change Due to Rate	(244)	176
Total change in interest expense	(260)	170
Loan capital | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	188	2
Interest expense - Change Due to Rate	(157)	(5)
Total change in interest expense	31	(3)
Loan capital | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	3	7
Total change in interest expense	3	7
Loan capital | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Rate	(10)	(2)
Total change in interest expense	(10)	(2)
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(372)	346
Interest expense - Change Due to Rate	(1,716)	(3)
Total change in interest expense	(2,088)	343
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	105	26
Interest expense - Change Due to Rate	(122)	(42)
Total change in interest expense	(17)	(16)
Other interest bearing liabilities | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(1)	(13)
Interest expense - Change Due to Rate	40	(3)
Total change in interest expense	39	(16)
Collateral paid | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	93	52
Interest income - Change Due to Rate	(189)	14
Total change in interest income	(96)	66
Collateral paid | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume		2
Interest income - Change Due to Rate	(4)	1
Total change in interest income	(4)	3
Collateral paid | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(5)	(8)
Interest income - Change Due to Rate	(21)	11
Total change in interest income	(26)	3
Trading securities and financial assets measured at FVIS | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(9)	79
Interest income - Change Due to Rate	(242)	(34)
Total change in interest income	(251)	45
Trading securities and financial assets measured at FVIS | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	19	7
Interest income - Change Due to Rate	(57)	(2)
Total change in interest income	(38)	5
Trading securities and financial assets measured at FVIS | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	2	26
Interest income - Change Due to Rate	(16)	22
Total change in interest income	(14)	48
Investment securities | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	433	43
Interest income - Change Due to Rate	(777)	(44)
Total change in interest income	(344)	(1)
Investment securities | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	2	22
Interest income - Change Due to Rate	(36)	(28)
Total change in interest income	(34)	(6)
Investment securities | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(7)	9
Interest income - Change Due to Rate	(13)	3
Total change in interest income	(20)	12
Loans and other receivables | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(167)	477
Interest income - Change Due to Rate	(4,449)	(246)
Total change in interest income	(4,616)	231
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	274	255
Interest income - Change Due to Rate	(687)	(121)
Total change in interest income	(413)	134
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	26	(54)
Interest income - Change Due to Rate	(345)	165
Total change in interest income	$ (319)	$ 111